UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Harvest Capital Management Inc.
Address:  114 North Main Street
Suite 302
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jane P. Bates
Title:	Operations Manager
Phone:	603-224-2994
Signature, Place, and Date of Signing:

					Concord, NH	January 30, 2003

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: 63,905



List of Other Included Managers:  None.

No.  13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner (AOL)          COM              00184A105      795    60723 SH       SOLE                    60723
Abbott Labs (ABT)              COM              002824100      382     9555 SH       SOLE                     9555
Alltel Corp (AT)               COM              020039103      985    19315 SH       SOLE                    19315
American Express (AXP)         COM              025816109      277     7826 SH       SOLE                     7826
American Int'l Group (AIG)     COM              026874107     1552    26836 SH       SOLE                    26836
AmerisourceBergen Corp (ABC)   COM              03073E105      354     6525 SH       SOLE                     6525
Amgen Inc. (AMGN)              COM              031162100      254     5264 SH       SOLE                     5264
BP PLC (BP)                    COM              055622104     1833    45088 SH       SOLE                    45088
Bank One Corp (ONE)            COM              06423A103     1188    32500 SH       SOLE                    32500
Bemis Company (BMS)            COM              081437105     1166    23500 SH       SOLE                    23500
Bristol Myers Squibb (BMY)     COM              110122108      916    39588 SH       SOLE                    39588
ChevronTexaco (CVX)            COM              166764100      280     4213 SH       SOLE                     4213
Cisco (CSCO)                   COM              17275R102     1276    97437 SH       SOLE                    97437
Citigroup (C)                  COM              172967101     2538    72126 SH       SOLE                    72126
Coca Cola (KO)                 COM              191216100     2567    58560 SH       SOLE                    58560
Computer Sciences Corp (CSC)   COM              205363104      901    26165 SH       SOLE                    26165
Deere & Co. (DE)               COM              244199105     2661    58031 SH       SOLE                    58031
DuPont (DD)                    COM              263534109      238     5624 SH       SOLE                     5624
Estee Lauder (EL)              COM              518439104     2044    77415 SH       SOLE                    77415
ExxonMobil (XOM)               COM              30231G102     2620    74996 SH       SOLE                    74996
Fenwal Controls of Japan Ltd   COM              J1346Y106       54    29000 SH       SOLE                    29000
Freddie Mac (FRE)              COM              313400301     1664    28177 SH       SOLE                    28177
Gannett Co. Inc. (GCI)         COM              364730101     2703    37650 SH       SOLE                    37650
General Electric (GE)          COM              369604103     2478   101748 SH       SOLE                   101748
Gillette Co (G)                COM              375766102     1078    35500 SH       SOLE                    35500
Home Depot Inc (HD)            COM              437076102      993    41360 SH       SOLE                    41360
Household Int'l (HI)           COM              441815107      650    23375 SH       SOLE                    23375
Intel (INTC)                   COM              458140100     1378    88484 SH       SOLE                    88484
Johnson & Johnson (JNJ)        COM              478160104     2273    42312 SH       SOLE                    42312
Kraft Foods (KFT)              COM              50075N104      272     6975 SH       SOLE                     6975
Mattel Inc (MAT)               COM              577081102      614    32047 SH       SOLE                    32047
Merck (MRK)                    COM              589331107     2436    43037 SH       SOLE                    43037
Microsoft Corp (MSFT)          COM              594918104     1592    30795 SH       SOLE                    30795
Nabors Industries (NBR)        COM              G6359F103     1657    46975 SH       SOLE                    46975
Norfolk Southern (NSC)         COM              655844108     2006   100350 SH       SOLE                   100350
Oracle Corp. (ORCL)            COM              68389X105     1427   132164 SH       SOLE                   132164
Pennichuck Corp New (PNNW)     COM              708254206      222     7657 SH       SOLE                     7657
Pepsico (PEP)                  COM              713448108      285     6745 SH       SOLE                     6745
Pfizer Inc. (PFE)              COM              717081103      402    13160 SH       SOLE                    13160
Phelps Dodge Corp (PD)         COM              717265102     1836    58000 SH       SOLE                    58000
Regent Ventures Ltd. (REV.CN)  COM              75890F101        1    10000 SH       SOLE                    10000
Royal Dutch (RD)               COM              780257804     1156    26251 SH       SOLE                    26251
SBC Communications (SBC)       COM              78387G103      476    17552 SH       SOLE                    17552
Smithfield Foods (SFD)         COM              832248108     1327    66875 SH       SOLE                    66875
Sonoco Products (SON)          COM              835495102      202     8800 SH       SOLE                     8800
Torchmark Corp (TMK)           COM              891027104     1500    41050 SH       SOLE                    41050
Verizon Comm. (VZ)             COM              92343V104      306     7907 SH       SOLE                     7907
Viacom Class B (VIA.B)         COM              925524308     3411    83697 SH       SOLE                    83697
Walmart (WMT)                  COM              931142103      539    10677 SH       SOLE                    10677
Washington Mutual (WM)         COM              939322103     1613    46725 SH       SOLE                    46725
Plum Creek Timber Co. L.P. (PC RTS              729251108      668    28325 SH       SOLE                    28325
Royce Low-Priced Stock Fund                     780905808      135 13802.847SH       SOLE                13802.847
I Shares GS Investop Corp Bd F                  464287242     1267 11550.000SH       SOLE                11550.000
Mass Mutual Corp Investors                      576292106      293 15025.000SH       SOLE                15025.000
Vanguard Total Bond Market Ind                  921937108      163 15665.516SH       SOLE                15665.516